Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 80,339	$ 105,815
Short-term deposits	109,000	72,000
Trade accounts receivable, net	60,259	41,001
Inventories	54,346	39,736
Other current assets	4,411	3,366
Total current assets	308,355	261,918
Long term deposits	10,000	0
Long term inventory	4,694	4,416
Deferred tax assets	0	482
Other assets, net	119	85
Property, plant and equipment, net	20,377	20,398
Intangible assets, net	602	609
Total Non current assets	35,792	25,990
Total assets	344,147	287,908
Current liabilities
Trade accounts payable	32,980	27,180
Other current liabilities	48,348	30,204
Total current liabilities	81,328	57,384
Long term liabilities
Deferred tax liabilities, net	186	0
Other long-term liabilities	3,470	3,260
Total Non current liabilities	3,656	3,260
Total liabilities	84,984	60,644
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2021 and at December 31, 2020; 45,804,862 issued shares at June 30, 2021 and 45,365,354 at December 31, 2020; 43,712,486 shares outstanding at June 30, 2021 and 43,272,978 at December 31, 2020;	172	171
Additional paid-in capital	173,383	170,497
Retained earnings	87,506	58,494
Total shareholders' equity before treasury stock	261,061	229,162
Treasury stock, at cost (2,092,376 as of June 30, 2021 and December 31, 2020)	(1,898)	(1,898)
Total shareholders' equity	259,163	227,264
Total liabilities and shareholders' equity	$ 344,147	$ 287,908